Cover	Aug. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Entity File Number	001-13341
Entity Registrant Name	Titan Pharmaceuticals, Inc.
Entity Central Index Key	0000910267
Entity Tax Identification Number	94-3171940
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	244-4990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TTNP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false